UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-07470
CARILLON SERIES TRUST
 (Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: (727) 567-1000
SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)
Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006
Date of fiscal year end: October 31
Date of reporting period: July 31, 2018

Item 1. Schedule of Investments
Investment Portfolios
(UNAUDITED) | 07.31.2018
CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS - 99.9%	Shares	Value
Aerospace & defense - 3.5%
Northrop Grumman Corp.	21,900	$6,580,731
The Boeing Co.	28,800	10,261,440
Auto components - 0.6%
Lear Corp.	16,000	2,882,080
Banks - 1.7%
Bank of America Corp.	77,000	2,377,760
Comerica, Inc.	46,900	4,546,486
Zions Bancorp	28,500	1,473,450
Beverages - 1.7%
Constellation Brands, Inc., Class A	12,300	2,585,829
The Coca-Cola Co.	121,700	5,674,871
Biotechnology - 4.3%
AbbVie, Inc.	73,100	6,742,013
Amgen, Inc.	44,800	8,805,440
Biogen, Inc.*	8,300	2,775,271
Celgene Corp.*	27,600	2,486,484
Capital markets - 2.1%
E*TRADE Financial Corp.*	89,100	5,329,071
The Goldman Sachs Group, Inc.	21,400	5,081,002
Chemicals - 1.5%
LyondellBasell Industries N.V., Class A	48,400	5,362,236
Westlake Chemical Corp.	16,165	1,733,211
Communications equipment - 0.8%
Cisco Systems, Inc.	86,100	3,641,169
Consumer finance - 0.6%
Capital One Financial Corp.	30,500	2,876,760
Containers & packaging - 0.4%
Owens-Illinois, Inc.*	102,300	1,910,964
Food & staples retailing - 0.6%
Wal-Mart Stores, Inc.	32,700	2,917,821
Food products - 1.2%
Archer-Daniels-Midland Co.	68,200	3,291,332
Tyson Foods, Inc., Class A	45,500	2,623,075
Health care equipment & supplies - 2.3%
Edwards Lifesciences Corp.*	39,100	5,569,795
The Cooper Companies, Inc.	20,800	5,418,400

Health care providers & services - 6.8%
Aetna, Inc.	32,100	6,047,319
Centene Corp.*	25,970	3,384,670
CVS Health Corp.	26,800	1,738,248
Laboratory Corp. of America Holdings*	31,400	5,505,676
UnitedHealth Group, Inc.	63,300	16,028,826
Hotels, restaurants & leisure - 2.7%
Dominos Pizza, Inc.	16,000	4,202,560
McDonald's Corp.	31,885	5,023,163
Wyndham Destinations, Inc.	39,000	1,798,680
Wyndham Hotels & Resorts, Inc.	38,700	2,244,600
Household durables - 1.3%
D.R. Horton, Inc.	149,000	6,511,300
Insurance - 0.5%
The Progressive Corp.	42,600	2,556,426
Internet & direct marketing retail - 5.6%
Amazon.com, Inc.*	15,200	27,017,088
Internet software & services - 10.3%
Alphabet, Inc., Class A*	12,214	14,989,265
Alphabet, Inc., Class C*	12,212	14,865,179
eBay, Inc.*	102,600	3,431,970
Facebook, Inc., Class A*	80,400	13,875,432
Twitter, Inc.*	87,700	2,794,999
IT services - 9.1%
Amdocs Ltd.	55,700	3,764,206
Fiserv, Inc.*	73,200	5,525,136
Global Payments, Inc.	22,000	2,476,540
MasterCard, Inc., Class A	61,330	12,143,340
Visa, Inc., Class A	102,800	14,056,872
Worldpay, Inc., Class A*	74,946	6,159,812
Life sciences tools & services - 1.7%
Thermo Fisher Scientific, Inc.	34,700	8,138,191
Machinery - 2.6%
Caterpillar, Inc.	35,400	5,090,520
Ingersoll-Rand PLC	32,900	3,240,979
Oshkosh Corp.	35,700	2,686,425
Stanley Black & Decker, Inc.	12,000	1,793,640
Media - 0.7%
The Walt Disney Co.	27,700	3,145,612
Metals & mining - 1.2%
Steel Dynamics, Inc.	119,200	5,613,128
Multiline retail - 0.8%
Kohl's Corp.	54,433	4,020,966
Oil, gas & consumable fuels - 2.5%
Occidental Petroleum Corp.	87,000	7,301,910
Valero Energy Corp.	40,800	4,828,680

Pharmaceuticals - 2.4%
Johnson & Johnson	38,200	5,062,264
Merck & Co., Inc.	100,200	6,600,174
Real estate management & development - 0.9%
CBRE Group, Inc., Class A*	89,185	4,441,413
Road & rail - 0.8%
CSX Corp.	57,200	4,042,896
Semiconductors & semiconductor equipment - 2.8%
KLA-Tencor Corp.	19,900	2,336,658
Micron Technology, Inc.*	75,600	3,990,924
NVIDIA Corp.	29,600	7,247,856
Software - 12.1%
Activision Blizzard, Inc.	64,800	4,757,616
Adobe Systems, Inc.*	33,200	8,123,376
Electronic Arts, Inc.*	42,000	5,407,500
Microsoft Corp.	329,400	34,942,752
Synopsys, Inc.*	62,600	5,598,318
Specialty retail - 3.9%
Burlington Stores, Inc.*	26,181	4,000,719
Ross Stores, Inc.	36,900	3,226,167
The Home Depot, Inc.	60,000	11,851,200
Technology hardware, storage & peripherals - 7.2%
Apple, Inc.	151,166	28,765,378
NetApp, Inc.	80,200	6,217,104
Textiles, apparel & luxury goods - 1.8%
PVH Corp.	43,800	6,724,176
VF Corp.	23,443	2,158,397
Trading companies & distributors - 0.9%
United Rentals, Inc.*	29,900	4,449,120
Total common stocks (cost $303,496,166)		484,892,057
Total investment portfolio (cost $303,496,166) - 99.9%‡		484,892,057
Other assets in excess of liabilities - 0.1%		664,275
Total net assets - 100.0%		$485,556,332

*Non-income producing security

‡The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows+:
Cost of investments	$303,496,166
Gross unrealized appreciation	182,969,192
Gross unrealized depreciation	(1,573,301)
Net unrealized appreciation (depreciation)	$181,395,891

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	42.2%
Consumer discretionary	17.5%
Health care	17.4%
Industrials	7.9%
Financials	5.0%
Consumer staples	3.5%
Materials	3.0%
Energy	2.5%
Real estate	0.9%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Portfolios
(UNAUDITED) | 07.31.2018
CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS - 96.0%	Shares	Value
Australia - 3.7%
CSL Ltd.	1,363	$199,415
Origin Energy Ltd.*	28,568	207,282
Qantas Airways Ltd.	31,764	158,760
Santos Ltd.*	22,451	106,345
St Barbara Ltd.	20,657	63,287
Belgium - 1.1%
Anheuser-Busch InBev S.A./N.V.	2,174	221,234
Denmark - 1.1%
DFDS A/S	1,775	116,910
Royal Unibrew A/S	1,277	106,364
Finland - 0.4%
Stora Enso OYJ, Class R	5,232	86,340
France - 7.1%
BNP Paribas S.A.	2,215	143,686
Cie Generale des Etablissements Michelin	730	93,744
Credit Agricole S.A.	9,828	138,085
Eiffage S.A.	2,835	316,812
ENGIE S.A.	4,366	70,504
Peugeot S.A.	8,443	242,499
Renault S.A.	1,894	166,442
VINCI S.A.	2,501	251,654
Germany - 8.2%
Allianz SE	1,834	405,779
BASF SE	2,024	194,017
CANCOM SE	1,752	94,843
Covestro AG	3,961	380,399
Daimler AG	793	54,887
Deutsche Lufthansa AG	2,923	82,011
Leoni AG	1,989	101,462
Siltronic AG	649	113,194
TAG Immobilien AG	4,176	94,399
Wirecard AG	688	128,706
Hong Kong - 0.7%
CK Asset Holdings Ltd.	10,672	81,731
Kerry Properties Ltd.	10,500	53,264
Israel - 1.5%
Bank Leumi Le-Israel B.M.	13,380	83,856
Israel Discount Bank Ltd., Class A	48,594	153,620
Tower Semiconductor Ltd.*	2,763	56,515
Italy - 2.9%
Enel SpA	58,577	326,327
Eni SpA	8,505	163,708
Intesa Sanpaolo SpA	31,288	95,886

Japan - 29.2%
ANA Holdings, Inc.	2,100	77,115
Asahi Group Holdings Ltd.	8,300	403,420
Cosmo Energy Holdings Co. Ltd.	1,900	67,054
Fukuoka Financial Group, Inc.	21,000	114,937
Haseko Corp.	4,200	55,733
Hitachi Ltd.	42,000	293,612
Honda Motor Co. Ltd.	6,400	195,396
ITOCHU Corp.	25,000	443,910
JXTG Holdings, Inc.	30,600	224,341
KDDI Corp.	4,200	116,915
Kyocera Corp.	2,100	122,221
Marubeni Corp.	57,700	440,520
Mitsubishi Chemical Holdings Corp.	9,000	78,835
Mitsubishi Corp.	4,200	117,403
Mitsubishi UFJ Financial Group, Inc.	33,100	203,130
Mitsui Chemicals, Inc.	4,200	113,119
Nichirei Corp.	4,200	97,637
Nihon Unisys Ltd.	2,900	66,940
Nippon Carbon Co. Ltd.	1,800	103,623
Nippon Light Metal Holdings Co. Ltd.	13,400	30,271
Nippon Suisan Kaisha Ltd.	10,900	53,610
Nippon Telegraph & Telephone Corp.	8,300	383,904
Nipro Corp.	6,400	78,195
Penta-Ocean Construction Co. Ltd.	11,500	72,461
Ricoh Co. Ltd.	10,400	101,531
SCREEN Holdings Co. Ltd.	2,100	153,208
SoftBank Group Corp.	2,100	175,397
Sony Corp.	4,200	225,737
Sumitomo Corp.	12,500	205,834
Sumitomo Mitsui Financial Group, Inc.	4,200	166,688
The Hiroshima Bank Ltd.	8,800	60,557
The Kansai Electric Power Co., Inc.	12,500	177,943
Tokyo Electron Ltd.	2,100	368,130
Toyota Motor Corp.	4,200	276,071
Netherlands - 3.6%
Aegon N.V.	17,580	115,887
AerCap Holdings N.V.*	2,000	112,260
NN Group N.V.	7,838	346,259
NXP Semiconductors N.V.*	1,497	142,724
Norway - 0.6%
Aker BP ASA	3,548	126,774
Singapore - 2.2%
DBS Group Holdings Ltd.	8,300	163,305
Oversea-Chinese Banking Corp. Ltd.	26,500	225,758
Yanlord Land Group Ltd.	40,700	45,533

Spain - 1.9%
Banco Bilbao Vizcaya Argentaria S.A.	12,799	93,761
Banco Santander S.A.	18,377	103,244
Iberdrola S.A.	15,430	119,966
Repsol S.A.	3,778	74,936
Sweden - 3.5%
Ahlsell AB	23,832	139,679
Boliden AB	2,597	77,307
SSAB AB, Class B	13,717	54,441
Svenska Cellulosa AB SCA, Class B	7,269	75,212
Tele2 AB, Class B	8,808	118,189
Volvo AB, Class B	13,425	235,595
Switzerland - 13.4%
Lonza Group AG*	1,272	391,544
Nestle S.A.	5,614	457,504
Novartis AG	5,378	451,331
Roche Holding AG	1,438	353,240
Sika AG	1,260	178,905
Straumann Holding AG	280	217,427
Swiss Life Holding AG*	584	209,410
UBS Group AG*	10,949	179,963
Zurich Insurance Group AG	792	242,867
United Kingdom - 14.9%
3i Group PLC	19,458	241,663
Ashtead Group PLC	5,678	174,310
Aviva PLC	20,365	133,466
Barclays PLC	44,882	114,171
Bellway PLC	3,005	114,874
BP PLC	50,655	380,693
Carnival PLC	3,412	198,057
Electrocomponents PLC	8,148	76,647
Glencore PLC*	29,436	129,089
HSBC Holdings PLC	15,960	152,837
Lloyds Banking Group PLC	149,870	122,844
Persimmon PLC	2,699	87,783
Redrow PLC	7,571	53,374
Royal Dutch Shell PLC, Class B	15,092	528,628
Standard Chartered PLC	13,113	118,244
Tesco PLC	105,413	359,984
Total common stocks (cost $17,379,537)		19,259,050

PREFERRED STOCKS - 1.1%
Germany - 1.1%
Volkswagen AG	1,188	211,656
Total preferred stocks (cost $225,790)		211,656

EXCHANGE TRADED FUNDS - 1.0%
United States—1.0%
iShares MSCI EAFE ETF	2,900	199,752
Total exchange traded funds (cost $203,653)		199,752
Total investment portfolio (cost $17,808,980) - 98.1%‡		19,670,458
Other assets in excess of liabilities - 1.9%		386,651
Total net assets - 100.0%		$20,057,109

*Non-income producing security
ETF - Exchange Traded Fund

‡The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows+:
Cost of investments	$17,808,980
Gross unrealized appreciation	2,674,526
Gross unrealized depreciation	(813,048)
Net unrealized appreciation (depreciation)	$1,861,478

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Financials	20.6%
Industrials	15.2%
Consumer discretionary	10.3%
Energy	9.4%
Information technology	8.6%
Consumer staples	8.5%
Health care	8.4%
Materials	7.3%
Telecommunication services	3.9%
Utilities	3.5%
Real estate	1.4%
Exchange traded funds	1.0%

Industry allocation
Industry	Value	Percent of net assets
Banks	$ 2,254,608	11.2%
Oil, gas & consumable fuels	1,879,760	9.4%
Trading companies & distributors	1,633,918	8.1%
Insurance	1,453,669	7.2%
Automobiles	1,146,950	5.7%
Chemicals	945,276	4.7%
Semiconductors & semiconductor equipment	833,771	4.2%
Pharmaceuticals	804,571	4.0%
Beverages	731,018	3.6%
Construction & engineering	640,926	3.2%
Electric utilities	624,236	3.1%
Food products	608,752	3.0%
Household durables	537,501	2.7%
Electronic equipment, instruments & components	492,479	2.5%
Capital markets	421,625	2.1%
Wireless telecommunication services	410,500	2.0%
Life sciences tools & services	391,544	2.0%
Diversified telecommunication services	383,905	1.9%
Food & staples retailing	359,984	1.8%
Metals & mining	354,396	1.8%
Airlines	317,886	1.6%
Health care equipment & supplies	295,622	1.5%
IT services	290,489	1.4%
Real estate management & development	274,926	1.4%
Machinery	235,596	1.2%
Exchange traded funds	199,752	1.0%
Biotechnology	199,415	1.0%
Hotels, restaurants & leisure	198,057	1.0%
Auto components	195,206	1.0%
Paper & forest products	161,552	0.8%
Marine	116,910	0.6%
Electrical equipment	103,623	0.5%
Technology hardware, storage & peripherals	101,531	0.5%
Multi-utilities	70,504	0.4%

Investment Portfolios
(UNAUDITED) | 07.31.2018
CARILLON COUGAR TACTICAL ALLOCATION FUND
EXCHANGE TRADED FUNDS - 97.2%	Shares	Value
Equity - 79.5%
iShares Core S&P 500 ETF	29,697	$8,412,566
iShares Core S&P Mid-Cap ETF	12,584	2,492,890
iShares Core S&P Small-Cap ETF	29,205	2,516,303

Fixed Income - 17.7%
iShares Core U.S. Aggregate Bond ETF	28,248	2,995,983
Total exchange traded funds (cost $15,217,803)		16,417,742

Total investment portfolio (cost $15,217,803) - 97.2%‡		16,417,742
Other assets in excess of liabilities - 2.8%		476,486
Total net assets- 100.0%		$16,894,228

ETF - Exchange Traded Fund

‡The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows+:
Cost of investments	$15,217,803
Gross unrealized appreciation	1,241,527
Gross unrealized depreciation	(41,588)
Net unrealized appreciation (depreciation)	$1,199,939

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Asset allocation
Asset class	Percent of net assets
Equity	79.5%
Fixed Income	17.7%

Investment Portfolios
(UNAUDITED) | 07.31.2018
CARILLON EAGLE GROWTH & INCOME FUND
COMMON STOCKS - 97.0%	Shares	Value
Aerospace & defense - 3.5%
Lockheed Martin Corp.	63,968	$20,859,965
Banks - 11.5%
JPMorgan Chase & Co.	233,814	26,876,919
The PNC Financial Services Group, Inc.	163,563	23,688,829
Wells Fargo & Co.	325,516	18,648,812
Beverages - 5.4%
PepsiCo, Inc.	127,528	14,665,720
The Coca-Cola Co.	388,883	18,133,614
Chemicals - 2.3%
DowDuPont, Inc.	199,450	13,716,177
Communications equipment - 3.1%
Cisco Systems, Inc.	444,284	18,788,770
Diversified telecommunication services - 2.5%
AT&T, Inc.	479,766	15,338,119
Electric utilities - 2.1%
Evergy, Inc.	227,527	12,761,989
Equity real estate investment trusts (REITs) - 6.7%
Camden Property Trust	85,900	7,953,481
Crown Castle International Corp.	135,903	15,062,129
Prologis, Inc.	185,603	12,179,269
Simon Property Group, Inc.	30,074	5,299,340
Food & staples retailing - 2.3%
Sysco Corp.	209,673	14,092,122
Health care equipment & supplies - 5.0%
Abbott Laboratories	224,429	14,709,077
Medtronic PLC	170,643	15,397,118
Hotels, restaurants & leisure - 5.0%
Carnival Corp.	310,185	18,375,359
McDonald's Corp.	75,162	11,841,022
Household products - 2.0%
The Procter & Gamble Co.	146,598	11,856,846
Industrial conglomerates - 5.9%
3M Co.	61,727	13,105,877
Honeywell International, Inc.	142,940	22,820,371
Media - 3.2%
Cinemark Holdings, Inc.	543,622	19,526,902
Multi-utilities - 2.1%
Sempra Energy	109,716	12,682,072
Oil, gas & consumable fuels - 9.0%
Chevron Corp.	142,508	17,994,485
Occidental Petroleum Corp.	210,784	17,691,101
TOTAL S.A., Sponsored ADR	281,973	18,398,739

Pharmaceuticals - 9.5%
Johnson & Johnson	151,361	20,058,360
Merck & Co., Inc.	228,027	15,020,138
Pfizer, Inc.	552,982	22,080,571
Road & rail - 3.1%
Union Pacific Corp.	123,757	18,549,937
Software - 4.7%
Microsoft Corp.	269,295	28,566,814
Specialty retail - 1.9%
The Home Depot, Inc.	58,165	11,488,751
Technology hardware, storage & peripherals - 4.1%
Apple, Inc.	130,751	24,880,608
Tobacco - 2.1%
Altria Group, Inc.	218,803	12,839,360
Total common stocks (cost $377,362,835)		585,948,763
Total investment portfolio (cost $377,362,835) - 97.0%‡		585,948,763
Other assets in excess of liabilities - 3.0%		17,878,125
Total net assets - 100.0%		$603,826,888

ADR - American depository receipt

‡The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows+:
Cost of investments	$377,362,835
Gross unrealized appreciation	209,501,062
Gross unrealized depreciation	(915,134)
Net unrealized appreciation (depreciation)	$208,585,928

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Health care	14.4%
Industrials	12.5%
Information technology	12.0%
Consumer staples	11.8%
Financials	11.5%
Consumer discretionary	10.1%
Energy	9.0%
Real estate	6.7%
Utilities	4.2%
Telecommunication services	2.5%
Materials	2.3%

Investment Portfolios
(UNAUDITED) | 07.31.2018
CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 99.3%	Shares	Value
Aerospace & defense - 2.1%
Harris Corp.	269,211	$44,406,354
Hexcel Corp.	624,556	43,100,610
Air freight & logistics - 0.9%
C.H. Robinson Worldwide, Inc.	414,487	38,228,136
Auto components - 1.0%
Aptiv PLC	441,226	43,271,034
Banks - 2.2%
Synovus Financial Corp.	930,675	45,993,958
Western Alliance Bancorp*	829,608	47,055,366
Beverages - 2.4%
Constellation Brands, Inc., Class A	201,598	42,381,948
Monster Beverage Corp.*	983,453	59,026,849
Biotechnology - 3.1%
Bluebird Bio, Inc.*	168,144	26,045,506
Exact Sciences Corp.*	457,251	26,726,321
Sage Therapeutics, Inc.*	177,576	25,627,768
Sarepta Therapeutics, Inc.*	208,580	24,245,339
Seattle Genetics, Inc.*	421,456	29,670,502
Building products - 2.9%
A.O. Smith Corp.	612,457	36,459,565
Allegion PLC	410,542	33,475,595
Fortune Brands Home & Security, Inc.	948,381	55,006,098
Capital markets - 4.2%
Ameriprise Financial, Inc.	452,096	65,856,824
MarketAxess Holdings, Inc.	210,568	40,801,761
Moody's Corp.	282,845	48,400,437
Morningstar, Inc.	177,158	23,384,856
Chemicals - 1.8%
Huntsman Corp.	1,323,048	44,361,799
The Sherwin-Williams Co.	76,849	33,869,660
Commercial services & supplies - 2.4%
Waste Connections, Inc.	1,304,713	101,258,776
Construction & engineering - 0.9%
Fluor Corp.	708,162	36,293,302
Construction materials - 1.5%
Martin Marietta Materials, Inc.	319,259	63,666,630
Distributors - 1.3%
Pool Corp.	359,379	55,074,832
Diversified consumer services - 1.6%
Bright Horizons Family Solutions, Inc.*	333,339	35,663,940
ServiceMaster Global Holdings, Inc.*	566,686	32,295,435

Diversified telecommunication services - 1.0%
Zayo Group Holdings, Inc.*	1,138,261	42,218,100
Electronic equipment, instruments & components - 6.7%
Amphenol Corp., Class A	471,909	44,128,211
Cognex Corp.	920,021	48,558,708
Coherent, Inc.*	290,017	45,840,087
FLIR Systems, Inc.	958,530	56,169,858
IPG Photonics Corp.*	208,415	34,188,397
Keysight Technologies, Inc.*	976,806	56,654,748
Equity real estate investment trusts (REITs) - 1.8%
SBA Communications Corp.*	495,103	78,350,050
Food products - 0.5%
The Hain Celestial Group, Inc.*	785,720	22,345,877
Health care equipment & supplies - 7.4%
ABIOMED, Inc.*	198,779	70,473,119
Align Technology, Inc.*	224,451	80,050,449
Edwards Lifesciences Corp.*	358,559	51,076,730
IDEXX Laboratories, Inc.*	290,711	71,203,845
Intuitive Surgical, Inc.*	77,953	39,614,935
Health care providers & services - 1.5%
Centene Corp.*	481,673	62,776,442
Hotels, restaurants & leisure - 4.4%
Chipotle Mexican Grill, Inc.*	80,855	35,063,579
ILG, Inc.	1,433,443	49,210,098
Royal Caribbean Cruises Ltd.	404,300	45,588,868
Vail Resorts, Inc.	201,350	55,747,775
Household durables - 0.7%
Lennar Corp., Class A	573,379	29,970,520
Insurance - 1.0%
The Progressive Corp.	722,222	43,340,542
Internet & direct marketing retail - 2.6%
Qurate Retail Group, Inc., Class A*	3,006,147	64,000,870
TripAdvisor, Inc.*	775,076	44,946,657
Internet software & services - 1.6%
Spotify Technology S.A.*	202,201	36,968,409
Twitter, Inc.*	934,705	29,789,048
IT services - 4.6%
DXC Technology Co.	349,912	29,651,543
Global Payments, Inc.	318,699	35,875,946
Perspecta, Inc.	1,453,777	31,546,961
Square, Inc., Class A*	890,305	57,558,218
Worldpay, Inc., Class A*	483,399	39,730,564
Leisure products - 1.2%
Brunswick Corp.	794,455	51,083,456

Life sciences tools & services - 2.5%
Illumina, Inc.*	153,154	49,677,032
IQVIA Holdings, Inc.*	275,534	33,598,616
PRA Health Sciences, Inc.*	210,358	22,117,040
Machinery - 1.0%
WABCO Holdings, Inc.*	352,909	44,353,603
Media - 2.8%
Lions Gate Entertainment Corp., Class A	986,457	23,526,999
Lions Gate Entertainment Corp., Class B	469,495	10,737,351
Sirius XM Holdings, Inc.	11,916,725	83,655,410
Multiline retail - 0.9%
Dollar Tree, Inc.*	430,453	39,291,750
Oil, gas & consumable fuels - 2.9%
Concho Resources, Inc.*	458,394	66,856,765
Diamondback Energy, Inc.	434,385	57,317,101
Pharmaceuticals - 0.8%
Zoetis, Inc.	409,608	35,422,900
Professional services - 3.6%
IHS Markit Ltd.*	1,191,376	63,178,669
TransUnion	1,236,171	89,498,781
Road & rail - 1.0%
Old Dominion Freight Line, Inc.	276,745	40,626,166
Semiconductors & semiconductor equipment - 5.7%
Advanced Micro Devices, Inc.*	5,312,911	97,385,658
Maxim Integrated Products, Inc.	743,312	45,446,096
Microchip Technology, Inc.	608,729	56,873,550
NVIDIA Corp.	167,924	41,117,871
Software - 10.6%
Autodesk, Inc.*	415,856	53,412,545
Electronic Arts, Inc.*	388,841	50,063,279
PTC, Inc.*	482,792	44,373,413
ServiceNow, Inc.*	291,154	51,231,458
Splunk, Inc.*	609,593	58,581,887
Synopsys, Inc.*	512,403	45,824,200
Tableau Software, Inc., Class A*	478,865	49,356,615
The Ultimate Software Group, Inc.*	169,637	46,970,789
Tyler Technologies, Inc.*	226,510	50,962,485
Specialty retail - 2.3%
Burlington Stores, Inc.*	650,450	99,395,264
Trading companies & distributors - 1.9%
United Rentals, Inc.*	304,910	45,370,608
W.W. Grainger, Inc.	107,950	37,411,152
Total common stocks (cost $3,241,282,418)		4,219,006,864
Total investment portfolio (cost $3,241,282,418) - 99.3%‡		4,219,006,864
Other assets in excess of liabilities - 0.7%		31,226,301
Total net assets - 100.0%		$4,250,233,165

*Non-income producing security

‡The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows+:
Cost of investments	$3,241,282,418
Gross unrealized appreciation	1,026,828,664
Gross unrealized depreciation	(49,104,218)
Net unrealized appreciation (depreciation)	$977,724,446

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	29.1%
Consumer discretionary	18.8%
Industrials	16.7%
Health care	15.3%
Financials	7.4%
Materials	3.4%
Energy	2.9%
Consumer staples	2.9%
Real estate	1.8%
Telecommunication services	1.0%

Investment Portfolios
(UNAUDITED) | 07.31.2018
CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 95.2%	Shares	Value
Aerospace & defense - 1.9%
Aerojet Rocketdyne Holdings, Inc.*	1,027,622	$34,630,861
Hexcel Corp.	1,027,847	70,931,722
Auto components - 1.1%
Visteon Corp.*	538,481	63,045,355
Banks - 2.8%
Glacier Bancorp, Inc.	1,003,965	42,869,305
Texas Capital Bancshares, Inc.*	710,637	64,525,840
UMB Financial Corp.	690,838	49,664,344
Biotechnology - 10.7%
Acceleron Pharma, Inc.*	657,640	28,646,798
Aimmune Therapeutics, Inc.*	964,906	27,905,082
Akebia Therapeutics, Inc.*	114,065	1,174,869
Amicus Therapeutics, Inc.*	1,859,320	27,053,106
Atara Biotherapeutics, Inc.*	1,286,445	48,306,010
Biohaven Pharmaceutical Holding Co. Ltd.*	690,417	23,833,195
Blueprint Medicines Corp.*	566,166	33,709,524
Dynavax Technologies Corp.*	1,636,176	22,088,376
Exact Sciences Corp.*	453,023	26,479,194
FibroGen, Inc.*	708,315	44,694,676
Heron Therapeutics, Inc.*	1,274,695	47,737,328
Kura Oncology, Inc.*	1,502,217	30,495,005
Ligand Pharmaceuticals, Inc.*	224,422	48,998,055
Loxo Oncology, Inc.*	256,146	42,927,508
Progenics Pharmaceuticals, Inc.*	3,948,024	31,524,972
Puma Biotechnology, Inc.*	207,820	10,006,533
Sage Therapeutics, Inc.*	262,656	37,906,514
Sarepta Therapeutics, Inc.*	522,334	60,716,104
Building products - 2.9%
Builders FirstSource, Inc.*	3,393,907	60,852,753
Trex Co., Inc.*	1,311,900	101,987,106
Capital markets - 1.1%
PJT Partners, Inc. Class A	439,462	26,460,007
Stifel Financial Corp.	662,802	36,540,274
Chemicals - 2.9%
Quaker Chemical Corp.	683,441	121,338,115
Sensient Technologies Corp.	592,223	41,076,587
Commercial services & supplies - 1.3%
Ritchie Bros Auctioneers, Inc.	1,374,455	45,728,118
The Brink's Co.	345,004	27,548,569

Communications equipment - 0.6%
Infinera Corp.*	355,223	2,955,456
Lumentum Holdings, Inc.*	594,857	31,081,278
Construction materials - 1.0%
Summit Materials, Inc., Class A*	2,180,026	54,718,653
Consumer finance - 2.1%
FirstCash, Inc.	503,334	40,870,721
Green Dot Corp., Class A*	958,585	76,034,962
Distributors - 0.8%
Pool Corp.	305,805	46,864,616
Diversified consumer services - 1.0%
Weight Watchers International, Inc.*	624,926	55,949,625
Electrical equipment - 0.7%
Thermon Group Holdings, Inc.*	1,616,313	40,520,967
Electronic equipment, instruments & components - 4.9%
Cognex Corp.	1,511,418	79,772,642
Coherent, Inc.*	566,591	89,555,374
IPG Photonics Corp.*	338,736	55,566,253
Littelfuse, Inc.	226,749	49,163,718
Equity real estate investment trusts (REITs) - 1.2%
Seritage Growth Properties, Class A	1,032,564	43,687,783
The GEO Group, Inc.	875,075	22,646,941
Food & staples retailing - 1.0%
Casey's General Stores, Inc.	495,260	54,171,539
Health care equipment & supplies - 5.2%
AxoGen, Inc.*	635,364	28,543,728
Inogen, Inc.*	139,746	27,844,390
Insulet Corp.*	404,355	33,626,162
Merit Medical Systems, Inc.*	1,068,907	58,041,650
Natus Medical, Inc.*	1,206,572	44,039,878
NuVasive, Inc.*	739,039	42,901,214
Penumbra, Inc.*	197,677	28,119,553
West Pharmaceutical Services, Inc.	235,498	25,822,356
Health care providers & services - 2.7%
Encompass Health Corp.	791,396	59,853,280
HealthEquity, Inc.*	752,482	56,812,391
Tivity Health, Inc.*	992,903	33,460,831
Health care technology - 4.4%
Cotiviti Holdings, Inc.*	1,393,443	62,203,295
Evolent Health, Inc., Class A*	1,633,453	32,995,751
Medidata Solutions, Inc.*	511,726	38,026,359
Omnicell, Inc.*	500,403	29,773,978
Teladoc, Inc.*	1,357,735	81,260,440

Hotels, restaurants & leisure - 4.4%
Dave & Buster's Entertainment, Inc.*	615,426	30,248,188
Penn National Gaming, Inc.*	2,322,613	74,439,747
Planet Fitness, Inc., Class A*	2,344,082	111,390,776
Wingstop, Inc.	550,174	27,151,087
Household durables - 0.9%
Universal Electronics, Inc.*	1,502,697	52,519,260
Insurance - 1.0%
Enstar Group Ltd.*	244,572	52,876,466
Trupanion, Inc.*	6,774	281,799
Internet & direct marketing retail - 1.4%
Nutrisystem, Inc.	1,957,557	78,302,280
Internet software & services - 1.8%
Alarm.com Holdings, Inc.*	648,459	27,799,437
Cornerstone OnDemand, Inc.*	1,509,541	74,571,326
IT services - 0.5%
Everi Holdings, Inc.*	3,839,352	28,219,237
Life sciences tools & services - 1.4%
PRA Health Sciences, Inc.*	761,184	80,030,886
Machinery - 6.5%
Chart Industries, Inc.*	1,216,688	95,011,166
Graco, Inc.	947,349	43,710,683
John Bean Technologies Corp.	684,254	75,678,492
Kennametal, Inc.	828,462	32,276,880
WABCO Holdings, Inc.*	378,643	47,587,852
Woodward, Inc.	777,879	64,727,312
Media - 0.3%
The New York Times Co., Class A	638,344	15,830,931
Multiline retail - 1.0%
Ollie's Bargain Outlet Holdings, Inc.*	782,688	54,396,816
Oil, gas & consumable fuels - 2.6%
Concho Resources, Inc.*	784,714	114,450,537
Diamondback Energy, Inc.	237,455	31,332,187
Pharmaceuticals - 2.1%
Catalent, Inc.*	584,355	24,367,604
Cymabay Therapeutics, Inc.*	2,061,772	23,071,229
Horizon Pharma PLC*	1,805,886	31,837,770
Zogenix, Inc.*	693,531	39,357,884
Professional services - 0.4%
WageWorks, Inc.*	368,864	19,476,019
Road & rail - 1.2%
Landstar System, Inc.	583,979	64,909,266
Semiconductors & semiconductor equipment - 2.2%
Entegris, Inc.	2,077,267	73,015,935
Silicon Laboratories, Inc.*	345,467	32,905,732
Veeco Instruments, Inc.*	1,179,090	17,273,668

Software - 11.3%
Ellie Mae, Inc.*	355,896	35,312,001
Guidewire Software, Inc.*	711,923	61,367,762
Imperva, Inc.*	694,420	32,116,925
Manhattan Associates, Inc.*	785,826	37,813,947
Pegasystems, Inc.	1,065,831	59,260,204
Proofpoint, Inc.*	486,515	55,487,036
PTC, Inc.*	983,788	90,419,955
RealPage, Inc.*	1,568,452	86,421,705
Tableau Software, Inc., Class A*	483,098	49,792,911
Take-Two Interactive Software, Inc.*	512,993	57,978,469
The Ultimate Software Group, Inc.*	236,273	65,421,631
Specialty retail - 4.3%
At Home Group, Inc.*	771,896	27,996,668
Camping World Holdings, Inc., Class A	1,253,465	27,789,319
Floor & Decor Holdings, Inc., Class A*	953,632	45,535,928
Genesco, Inc.*	1,321,749	53,795,185
MarineMax, Inc.*	1,861,655	34,906,031
National Vision Holdings, Inc.*	1,193,050	48,509,413
Textiles, apparel & luxury goods - 1.6%
Canada Goose Holdings, Inc.*	335,135	19,246,803
Steven Madden Ltd.	1,245,881	67,339,868
Total common stocks (cost $3,625,636,552)		5,303,847,802

CONTINGENT VALUE RIGHTS - 0.0%
Dyax Corp.*(a)	303,243	242,594
Total contingent value rights (cost $142,782)		242,594
Total investment portfolio (cost $3,625,779,334) - 95.2%‡		5,304,090,396
Other assets in excess of liabilities - 4.8%		265,428,828
Total net assets - 100.0%		$5,569,519,224

*Non-income producing security

(a) Security is fair valued, using significant unobservable inputs (Level 3), as determined in good faith in accordance with the Pricing and Valuation Procedures approved by the Board of Trustees. The security is also illiquid and may not be sold by the Fund. As of July 31, 2018, the total market value of fair valued and illiquid securities held by the Fund is $242,594, representing 0.0% of the Fund's net assets.

‡The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows+:
Cost of investments	$3,625,779,334
Gross unrealized appreciation	1,792,163,656
Gross unrealized depreciation	(113,852,594)
Net unrealized appreciation (depreciation)	$1,678,311,062

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Health care	26.5%
Information technology	21.4%
Consumer discretionary	16.8%
Industrials	14.8%
Financials	7.0%
Materials	3.9%
Energy	2.6%
Real estate	1.2%
Consumer staples	1.0%

Investment Portfolios
(UNAUDITED) | 07.31.2018
CARILLON SCOUT INTERNATIONAL FUND
COMMON STOCKS - 93.2%	Shares	Value
Australia - 7.9%
BHP Billiton Ltd., Sponsored ADR	190,431	$9,951,924
Caltex Australia Ltd.	828,063	20,032,323
CSL Ltd.	98,949	14,476,835
Macquarie Group Ltd.	193,251	17,631,743
Woodside Petroleum Ltd.	538,201	14,425,582
Canada - 1.7%
Enbridge, Inc.	478,373	16,948,755
Denmark - 2.6%
Novo Nordisk A/S, Sponsored ADR	325,387	16,194,511
Pandora A/S	124,386	8,832,934
France - 8.4%
Air Liquide S.A.	104,585	13,371,562
AXA S.A.	662,058	16,681,911
BNP Paribas S.A.	260,472	16,896,694
Dassault Systemes SE	54,494	8,125,272
L'Oreal S.A.	44,744	10,934,100
TOTAL S.A.	246,198	16,058,277
Germany - 10.7%
Allianz SE, Sponsored ADR	815,882	17,994,277
BASF SE	167,208	16,028,238
Continental AG	64,798	14,933,027
Fresenius SE & Co. KGaA	152,767	11,776,518
Muenchener Rueckversicherungs-Gesellschaft AG	65,947	14,613,467
SAP SE, Sponsored ADR	111,616	12,951,921
Siemens AG	115,687	16,327,875
Hong Kong - 1.2%
AAC Technologies Holdings, Inc.	897,713	11,536,611
Ireland - 2.9%
Kerry Group PLC, Class A	123,180	13,064,415
Ryanair Holdings PLC, Sponsored ADR*	143,416	15,116,046
Japan - 14.0%
Astellas Pharma, Inc.	1,026,116	16,736,859
FANUC Corp.	52,629	10,612,159
JGC Corp.	585,039	11,352,274
Komatsu Ltd.	435,511	12,868,530
Kubota Corp.	861,693	14,466,136
Nitto Denko Corp.	175,436	12,728,956
ORIX Corp.	996,536	16,141,389
Subaru Corp.	569,883	16,655,073
Sysmex Corp.	102,167	9,688,118
Tokyo Electron Ltd.	84,876	14,878,767
Mexico - 4.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,258,356	22,727,329
Wal-Mart de Mexico S.A.B. de C.V., Sponsored ADR	615,375	17,993,565
Norway - 1.8%
DNB ASA	896,308	18,048,726

Singapore - 1.6%
Singapore Telecommunications Ltd.	6,507,987	15,358,988
South Africa - 0.9%
MTN Group Ltd.	982,990	8,551,388
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria S.A.	2,420,915	17,734,710
Sweden - 3.5%
Essity AB, Class B	661,784	16,554,203
Sandvik AB	954,128	17,446,884
Switzerland - 10.3%
ABB Ltd.	560,705	12,871,293
Adecco Group AG	194,838	11,978,100
Coca-Cola HBC AG*	333,564	11,972,227
Givaudan S.A.	6,429	15,048,386
Nestle S.A., Sponsored ADR	193,749	15,792,481
Novartis AG, Sponsored ADR	163,661	13,731,158
Roche Holding AG	74,972	18,416,610
Taiwan - 2.5%
Largan Precision Co. Ltd.	95,500	16,080,849
MediaTek, Inc.	1,000,930	8,324,376
United Kingdom - 12.1%
British American Tobacco PLC	252,050	13,855,695
Compass Group PLC	670,920	14,430,964
Diageo PLC, Sponsored ADR	101,458	14,941,720
Next PLC	188,971	14,712,134
Prudential PLC, Sponsored ADR	321,206	15,199,468
Reckitt Benckiser Group PLC	205,052	18,280,418
Royal Dutch Shell PLC, Class B, Sponsored ADR	186,815	13,271,338
WPP PLC	816,509	12,771,753
United States - 5.1%
Aflac, Inc.	369,379	17,190,899
Credicorp Ltd.	75,533	17,279,684
Mettler-Toledo International, Inc.*	25,094	14,868,446
Total common stocks (cost $589,999,159)		906,466,871

PREFERRED STOCKS - 5.1%
Colombia - 1.6%
Bancolombia S.A., Sponsored ADR	332,143	15,248,685
Germany - 3.5%
Henkel AG & Co. KGaA, Sponsored ADR	119,341	14,995,793
Volkswagen AG	106,857	19,037,807
Total preferred stocks (cost $31,964,897)		49,282,285
Total investment portfolio (cost $621,964,056) - 98.3%‡		955,749,156
Other assets in excess of liabilities - 1.7%		16,721,015
Total net assets - 100.0%		$972,470,171

ADR - American depository receipt
*Non-income producing security

‡The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows+:
Cost of investments	$621,964,056
Gross unrealized appreciation	375,674,743
Gross unrealized depreciation	(41,889,643)
Net unrealized appreciation (depreciation)	$333,785,100

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Financials	23.0%
Consumer staples	15.3%
Industrials	12.6%
Health care	11.9%
Consumer discretionary	10.4%
Energy	8.3%
Information technology	7.4%
Materials	6.9%
Telecommunication services	2.5%

Industry allocation
Industry	Value	Percent of net assets
Banks	$ 107,935,828	11.1%
Insurance	81,680,022	8.4%
Oil, gas & consumable fuels	80,736,275	8.3%
Pharmaceuticals	65,079,138	6.7%
Chemicals	57,177,141	5.9%
Machinery	55,393,710	5.7%
Household products	49,830,414	5.1%
Automobiles	35,692,880	3.7%
Food products	28,856,895	3.0%
Electronic equipment, instruments & components	27,617,461	2.8%
Beverages	26,913,947	2.8%
Semiconductors & semiconductor equipment	23,203,143	2.4%
Software	21,077,193	2.2%
Food & staples retailing	17,993,565	1.8%
Capital markets	17,631,743	1.8%
Industrial conglomerates	16,327,875	1.7%
Diversified financial services	16,141,389	1.7%
Diversified telecommunication services	15,358,988	1.6%
Airlines	15,116,046	1.6%
Auto components	14,933,027	1.5%
Life sciences tools & services	14,868,446	1.5%
Multiline retail	14,712,134	1.5%
Biotechnology	14,476,835	1.5%
Hotels, restaurants & leisure	14,430,964	1.5%
Tobacco	13,855,695	1.4%
Electrical equipment	12,871,293	1.3%
Media	12,771,753	1.3%
Professional services	11,978,100	1.2%
Health care providers & services	11,776,518	1.2%
Construction & engineering	11,352,274	1.2%
Personal products	10,934,100	1.1%
Metals & mining	9,951,924	1.0%
Health care equipment & supplies	9,688,118	1.0%
Textiles, apparel & luxury goods	8,832,934	0.9%
Wireless telecommunication services	8,551,388	0.9%

Investment Portfolios
(UNAUDITED) | 07.31.2018
CARILLON SCOUT MID CAP FUND
COMMON STOCKS - 96.7%	Shares	Value
Aerospace & defense - 4.8%
Aerojet Rocketdyne Holdings, Inc.*	330,075	$11,123,527
BWX Technologies, Inc.	321,900	21,168,144
Harris Corp.	90,775	14,973,336
Hexcel Corp.	305,975	21,115,335
Huntington Ingalls Industries, Inc.	36,750	8,564,588
L3 Technologies, Inc.	50,800	10,893,552
Textron, Inc.	422,234	28,825,915
Airlines - 2.7%
Alaska Air Group, Inc.	286,250	17,985,087
Southwest Airlines Co.	332,550	19,341,108
Spirit Airlines, Inc.*	634,400	27,558,336
Auto components - 1.0%
Lear Corp.	87,200	15,707,336
Tenneco, Inc.	171,600	7,910,760
Automobiles - 0.4%
Thor Industries, Inc.	101,424	9,620,066
Banks - 4.4%
Citizens Financial Group, Inc.	129,292	5,143,236
First Horizon National Corp.	1,833,875	32,808,024
KeyCorp	587,850	12,268,429
SunTrust Banks, Inc.	171,600	12,367,212
SVB Financial Group*	56,400	17,364,432
Umpqua Holdings Corp.	1,174,050	25,007,265
Beverages - 0.5%
Monster Beverage Corp.*	204,416	12,269,048
Biotechnology - 1.4%
BioMarin Pharmaceutical, Inc.*	140,775	14,156,334
Incyte Corp.*	141,725	9,430,382
Ionis Pharmaceuticals, Inc.*	236,475	10,329,228
Building products - 0.5%
Owens Corning	210,775	13,114,421
Capital markets - 2.3%
Affiliated Managers Group, Inc.	62,470	9,995,825
Ameriprise Financial, Inc.	47,100	6,861,057
Evercore, Inc., Class A	153,025	17,291,825
S&P Global, Inc.	66,700	13,369,348
T. Rowe Price Group, Inc.	67,721	8,064,216

Chemicals - 2.6%
Albemarle Corp.	92,150	8,680,530
Celanese Corp., Class A	108,825	12,853,320
CF Industries Holdings, Inc.	379,657	16,864,364
Huntsman Corp.	407,200	13,653,416
The Chemours Co.	210,175	9,628,117
Communications equipment - 2.1%
Arista Networks, Inc.*	143,750	36,761,187
Palo Alto Networks, Inc.*	69,725	13,823,679
Construction & engineering - 0.3%
Dycom Industries, Inc.*	90,925	8,106,873
Construction materials - 1.1%
Martin Marietta Materials, Inc.	84,423	16,835,635
Vulcan Materials Co.	86,100	9,643,200
Diversified consumer services - 0.7%
H&R Block, Inc.	709,325	17,846,617
Diversified financial services - 2.2%
Voya Financial, Inc.	1,025,400	51,803,208
Electric utilities - 1.3%
Xcel Energy, Inc.	680,000	31,864,800
Electrical equipment - 0.2%
Rockwell Automation, Inc.	19,275	3,615,219
Electronic equipment, instruments & components - 1.6%
IPG Photonics Corp.*	102,500	16,814,100
Keysight Technologies, Inc.*	388,575	22,537,350
Energy equipment & services - 0.5%
Patterson-UTI Energy, Inc.	76,500	1,315,800
TechnipFMC PLC	357,975	11,652,086
Equity real estate investment trusts (REITs) - 7.5%
Cousins Properties, Inc.	3,092,815	28,825,036
EPR Properties	510,924	33,971,337
Host Hotels & Resorts, Inc.	2,099,284	43,959,007
Lamar Advertising Co., Class A	324,598	23,900,151
Omega Healthcare Investors, Inc.	797,673	23,682,911
OUTFRONT Media, Inc.	1,195,831	25,411,409
Food & staples retailing - 0.7%
Casey's General Stores, Inc.	162,050	17,725,029
Food products - 1.0%
Hormel Foods Corp.	434,125	15,615,476
Tyson Foods, Inc., Class A	138,700	7,996,055
Gas utilities - 3.0%
Atmos Energy Corp.	525,074	48,238,549
ONE Gas, Inc.	305,956	23,570,850

Health care equipment & supplies - 4.5%
ABIOMED, Inc.*	163,100	57,823,843
Align Technology, Inc.*	55,050	19,633,582
Edwards Lifesciences Corp.*	130,575	18,600,409
Teleflex, Inc.	40,825	11,133,386
Health care providers & services - 0.9%
Humana, Inc.	26,992	8,480,346
Molina Healthcare, Inc.*	126,397	13,156,664
Health care technology - 0.4%
Veeva Systems, Inc., Class A*	125,700	9,506,691
Hotels, restaurants & leisure - 4.9%
Chipotle Mexican Grill, Inc.*	10,813	4,689,166
Cracker Barrel Old Country Store, Inc.	67,875	9,943,348
Darden Restaurants, Inc.	237,075	25,352,800
Hilton Grand Vacations, Inc.*	328,675	11,368,868
Royal Caribbean Cruises Ltd.	197,575	22,278,557
Six Flags Entertainment Corp.	256,000	16,627,200
Texas Roadhouse, Inc.	192,569	12,101,036
Vail Resorts, Inc.	52,550	14,549,519
Household durables - 0.7%
Garmin Ltd.	95,700	5,976,465
NVR, Inc.*	3,759	10,372,697
Household products - 0.7%
The Clorox Co.	129,350	17,484,240
Insurance - 5.3%
Arch Capital Group Ltd.*	288,300	8,810,448
Everest Re Group Ltd.	109,050	23,811,068
Lincoln National Corp.	267,350	18,206,535
The Hanover Insurance Group, Inc.	198,950	24,952,309
The Hartford Financial Services Group, Inc.	373,925	19,705,847
White Mountains Insurance Group Ltd.	18,450	16,845,404
W.R. Berkley Corp.	209,325	15,868,928
Internet & direct marketing retail - 0.5%
Expedia Group, Inc.	86,000	11,510,240
Internet software & services - 1.0%
eBay, Inc.*	115,300	3,856,785
IAC/InterActiveCorp*	88,550	13,038,988
Match Group, Inc.*	227,625	8,221,815
IT services - 5.0%
DXC Technology Co.	759,175	64,332,489
Fiserv, Inc.*	137,025	10,342,647
Jack Henry & Associates, Inc.	101,350	13,651,845
Paychex, Inc.	259,975	17,943,475
Science Applications International Corp.	174,458	14,719,021
Leisure products - 0.4%
Polaris Industries, Inc.	85,450	9,008,139

Life sciences tools & services - 0.5%
Illumina, Inc.*	36,175	11,733,723
Machinery - 2.3%
AGCO Corp.	180,025	11,345,175
Allison Transmission Holdings, Inc.	392,475	18,446,325
The Timken Co.	230,675	11,360,744
Xylem, Inc.	200,900	15,380,904
Media - 0.9%
Live Nation Entertainment, Inc.*	219,675	10,825,584
The Madison Square Garden Co., Class A*	36,169	11,291,238
Metals & mining - 1.8%
Newmont Mining Corp.	571,075	20,947,031
Steel Dynamics, Inc.	449,575	21,170,487
Multiline retail - 0.1%
Big Lots, Inc.	62,175	2,700,260
Multi-utilities - 2.0%
CMS Energy Corp.	994,000	48,049,960
Oil, gas & consumable fuels - 5.3%
Andeavor	157,700	23,664,462
Devon Energy Corp.	325,700	14,659,757
Marathon Petroleum Corp.	97,850	7,909,215
Newfield Exploration Co.*	1,564,867	44,942,980
Parsley Energy, Inc., Class A*	221,425	6,959,388
WPX Energy, Inc.*	1,512,800	28,395,256
Pharmaceuticals - 1.1%
Nektar Therapeutics*	305,000	16,043,000
Supernus Pharmaceuticals, Inc.*	173,850	9,205,358
Professional services - 0.6%
Robert Half International, Inc.	197,875	14,991,010
Road & rail - 1.5%
AMERCO	28,750	10,841,050
Norfolk Southern Corp.	83,550	14,119,950
Old Dominion Freight Line, Inc.	70,025	10,279,670
Semiconductors & semiconductor equipment - 2.3%
Advanced Micro Devices, Inc.*	1,203,825	22,066,112
Analog Devices, Inc.	38,425	3,694,179
KLA-Tencor Corp.	44,700	5,248,674
Skyworks Solutions, Inc.	119,553	11,307,323
Universal Display Corp.	76,200	7,338,060
Xilinx, Inc.	80,725	5,817,851

Software - 3.0%
Aspen Technology, Inc.*	139,600	13,372,284
Ellie Mae, Inc.*	33,925	3,366,038
Proofpoint, Inc.*	73,050	8,331,352
Red Hat, Inc.*	62,425	8,816,283
ServiceNow, Inc.*	63,550	11,182,258
Splunk, Inc.*	123,725	11,889,973
Take-Two Interactive Software, Inc.*	135,325	15,294,432
Specialty retail - 2.8%
American Eagle Outfitters, Inc.	609,800	15,354,764
Best Buy Co., Inc.	206,575	15,499,322
O'Reilly Automotive, Inc.*	42,075	12,874,950
Ross Stores, Inc.	218,250	19,081,598
Ulta Beauty, Inc.*	21,525	5,260,495
Technology hardware, storage & peripherals - 0.3%
Pure Storage, Inc., Class A*	330,075	7,149,425
Textiles, apparel & luxury goods - 1.4%
PVH Corp.	55,125	8,462,790
Ralph Lauren Corp.	82,600	11,149,348
Skechers U.S.A., Inc., Class A*	499,275	13,839,903
Thrifts & mortgage finance - 0.5%
LendingTree, Inc.*	53,175	12,698,190
Trading companies & distributors - 1.3%
United Rentals, Inc.*	119,500	17,781,600
W.W. Grainger, Inc.	40,461	14,022,164
Water utilities - 1.0%
American Water Works Co., Inc.	259,600	22,909,700
Wireless telecommunication services - 0.9%
Sprint Corp.*	4,043,399	21,955,657
Total common stocks (cost $1,969,443,006)		2,326,754,735
Total investment portfolio (cost $1,969,443,006) - 96.7%‡		2,326,754,735
Other assets in excess of liabilities - 3.3%		80,000,038
Total net assets - 100.0%		$2,406,754,773

*Non-income producing security

‡The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows+:
Cost of investments	$1,969,443,006
Gross unrealized appreciation	392,986,090
Gross unrealized depreciation	(35,674,361)
Net unrealized appreciation (depreciation)	$357,311,729

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	15.4%
Financials	14.7%
Industrials	14.3%
Consumer discretionary	13.8%
Health care	8.7%
Real estate	7.5%
Utilities	7.3%
Energy	5.8%
Materials	5.4%
Consumer staples	2.9%
Telecommunication services	0.9%

Investment Portfolios
(UNAUDITED) | 07.31.2018
CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS - 99.4%	Shares	Value
Aerospace & defense - 3.9%
Astronics Corp.*	106,640	$4,373,307
Teledyne Technologies, Inc.*	39,227	8,607,188
Air freight & logistics - 0.4%
Radiant Logistics, Inc.*	315,810	1,260,082
Automobiles - 1.6%
Thor Industries, Inc.	55,533	5,267,305
Banks - 0.8%
Hilltop Holdings, Inc.	131,260	2,730,208
Biotechnology - 2.2%
Eagle Pharmaceuticals, Inc.*	41,600	3,296,800
Genomic Health, Inc.*	74,241	3,985,257
Capital markets - 1.4%
Cohen & Steers, Inc.	114,390	4,791,797
Chemicals - 1.7%
Balchem Corp.	55,381	5,554,160
Commercial services & supplies - 1.0%
Healthcare Services Group, Inc.	85,662	3,448,752
Construction & engineering - 1.9%
Dycom Industries, Inc.*	70,819	6,314,222
Consumer finance - 2.2%
Green Dot Corp., Class A*	52,052	4,128,765
PRA Group, Inc.*	85,113	3,336,429
Electronic equipment, instruments & components - 5.7%
ePlus, Inc.*	76,417	7,538,537
Fabrinet*	75,712	2,961,853
II-VI, Inc.*	160,688	6,298,970
nLight, Inc.*	9,585	292,630
Plexus Corp.*	32,346	1,921,999
Energy equipment & services - 0.3%
Geospace Technologies Corp.*	69,267	974,587
Equity real estate investment trusts (REITs) - 1.2%
CareTrust REIT, Inc.	130,787	2,211,608
QTS Realty Trust, Inc., Class A	44,535	1,903,871
Food & staples retailing - 1.6%
Performance Food Group Co.*	146,810	5,263,138
Health care equipment & supplies - 4.9%
Cutera, Inc.*	84,533	3,381,320
ICU Medical, Inc.*	33,784	9,689,251
Varex Imaging Corp.*	83,287	3,184,895

Health care providers & services - 11.5%
AMN Healthcare Services, Inc.*	104,249	6,307,064
BioTelemetry, Inc.*	135,683	7,123,357
HealthEquity, Inc.*	73,230	5,528,865
LHC Group, Inc.*	57,721	4,968,601
Molina Healthcare, Inc.*	62,330	6,487,930
U.S. Physical Therapy, Inc.	75,217	7,878,981
Health care technology - 3.6%
HMS Holdings Corp.*	146,426	3,503,974
Omnicell, Inc.*	141,205	8,401,698
Hotels, restaurants & leisure - 3.6%
Cracker Barrel Old Country Store, Inc.	39,725	5,819,514
Lindblad Expeditions Holdings, Inc.*	175,808	2,327,698
The Cheesecake Factory, Inc.	66,067	3,701,734
Household durables - 3.4%
Installed Building Products, Inc.*	76,234	4,162,377
iRobot Corp.*	54,229	4,297,648
LGI Homes, Inc.*	56,673	2,929,427
Insurance - 1.0%
CNO Financial Group, Inc.	167,022	3,398,898
Internet & direct marketing retail - 0.8%
PetMed Express, Inc.	76,500	2,840,445
Internet software & services - 6.8%
Carbonite, Inc.*	181,209	6,215,469
Envestnet, Inc.*	89,311	5,233,624
j2 Global, Inc.	77,408	6,567,295
The Trade Desk, Inc., Class A*	55,265	4,659,945
IT services - 1.5%
Acxiom Corp.*	39,306	1,593,465
Virtusa Corp.*	65,494	3,460,048
Life sciences tools & services - 5.6%
Bruker Corp.	178,460	5,782,104
Cambrex Corp.*	85,106	5,319,125
PRA Health Sciences, Inc.*	70,870	7,451,272
Machinery - 4.8%
Albany International Corp., Class A	67,428	4,460,362
Chart Industries, Inc.*	49,794	3,888,414
Proto Labs, Inc.*	60,436	7,533,347
Metals & mining - 0.6%
Carpenter Technology Corp.	35,588	1,949,155
Oil, gas & consumable fuels - 0.4%
Gulfport Energy Corp.*	105,094	1,209,632
Pharmaceuticals - 3.1%
Amneal Pharmaceuticals, Inc.*	100,955	1,935,307
Supernus Pharmaceuticals, Inc.*	155,348	8,225,677

Professional services - 4.5%
InnerWorkings, Inc.*	389,024	3,446,753
Insperity, Inc.	76,286	7,254,799
WageWorks, Inc.*	82,445	4,353,096
Semiconductors & semiconductor equipment - 7.1%
Ambarella, Inc.*	68,813	2,696,093
Entegris, Inc.	108,971	3,830,331
Impinj, Inc.*	85,033	1,812,053
Inphi Corp.*	67,114	2,110,064
Power Integrations, Inc.	54,908	3,925,922
Semtech Corp.*	152,668	7,244,096
Veeco Instruments, Inc.*	133,404	1,954,369
Software - 2.8%
Pegasystems, Inc.	98,633	5,483,995
The Descartes Systems Group, Inc.*	123,210	3,930,399
Specialty retail - 2.6%
Camping World Holdings, Inc., Class A	78,104	1,731,566
Monro, Inc.	101,529	6,848,131
Technology hardware, storage & peripherals - 0.9%
Electronics For Imaging, Inc.*	90,066	3,073,052
Textiles, apparel & luxury goods - 1.1%
G-III Apparel Group Ltd.*	78,877	3,604,679
Thrifts & mortgage finance - 2.9%
BofI Holding, Inc.*	122,641	4,785,452
LendingTree, Inc.*	20,137	4,808,715
Total common stocks (cost $209,083,386)		330,772,948
Total investment portfolio (cost $209,083,386) - 99.4%‡		330,772,948
Other assets in excess of liabilities - 0.6%		2,015,049
Total net assets - 100.0%		$332,787,997

*Non-income producing security

‡The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows+:
Cost of investments	$209,083,386
Gross unrealized appreciation	131,705,915
Gross unrealized depreciation	(10,016,353)
Net unrealized appreciation (depreciation)	$121,689,562

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Sector allocation
Sector	Percent of net assets
Health care	30.8%
Information technology	24.9%
Industrials	16.5%
Consumer discretionary	13.1%
Financials	8.4%
Materials	2.2%
Consumer staples	1.6%
Real estate	1.2%
Energy	0.7%

Investment Portfolios
(UNAUDITED) | 07.31.2018
CARILLON REAMS CORE BOND FUND
CORPORATE BONDS - 22.9%	Principal Amount	Value
Airlines - 1.7%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$263,372	$272,168
Series 2013-1, Class A, 4.00%, 01/15/27	528,592	527,201
Series 2013-2, Class A, 4.95%, 07/15/24	249,899	256,912
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	501,269	544,504
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	361,699	376,456
Auto manufacturers - 4.4%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19 (a)	675,000	664,087
144A, 2.30%, 01/06/20 (a)	880,000	867,480
144A, 3.35%, 05/04/21 (a)	1,080,000	1,074,299
Ford Motor Credit Co. LLC,
2.55%, 10/05/18	555,000	555,028
2.88%, 10/01/18	2,045,000	2,046,579
Banks - 7.3%
Bank of America Corp., 3.50%, 04/19/26	595,000	576,591
Bank of America NA, 2.05%, 12/07/18	390,000	389,618
Citibank NA, 3.40%, 07/23/21	895,000	894,178
JPMorgan Chase & Co.,
2.55%, 03/01/21	540,000	530,155
2.75%, 06/23/20	470,000	466,548
(3 Month LIBOR USD + 0.55%), 2.88%, 03/09/21	1,880,000	1,886,129
UBS AG, 144A, 2.45%, 12/01/20 (a)	415,000	405,870
U.S. Bank NA, 3.15%, 04/26/21	1,130,000	1,126,730
Wells Fargo & Co., 2.60%, 07/22/20
2.60%, 07/22/20	795,000	786,476
(3 Month LIBOR USD + 1.23%), 3.57%, 10/31/23	1,475,000	1,506,712
Chemicals - 0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	415,000	408,732
Consumer finance - 1.2%
American Express Co., 2.20%, 10/30/20	665,000	650,173
American Express Credit Corp.,
1.88%, 05/03/19	95,000	94,508
2.60%, 09/14/20	705,000	696,947
Diversified telecommunication services - 0.4%
AT&T, Inc.,
3.80%, 03/01/24	280,000	277,292
4.25%, 03/01/27	245,000	242,444
Food products - 0.1%
Campbell Soup Co., (3 Month LIBOR USD + 0.63%), 2.97%, 03/15/21	90,000	90,138
Health care equipment & supplies - 0.1%
Abbott Laboratories, 2.35%, 11/22/19	115,000	114,285
Health care providers & services - 0.4%
CVS Health Corp., 3.70%, 03/09/23	460,000	457,120
Insurance - 4.6%
American International Group, Inc., 6.40%, 12/15/20	535,000	572,363
Jackson National Life Global Funding, (3 Month LIBOR USD + 0.30%), 144A, 2.64%, 04/27/20 (a)	2,080,000	2,079,917
MassMutual Global Funding II, 144A, 1.95%, 09/22/20 (a)	1,075,000	1,045,445
Metropolitan Life Global Funding I, (3 Month LIBOR USD + 0.23%), 144A, 2.57%, 01/08/21 (a)	1,275,000	1,275,980
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20 (a)	385,000	380,651

Tobacco - 0.7%
Philip Morris International, Inc., 2.00%, 02/21/20	850,000	837,484
Transportation - 1.7%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	120,194	124,852
Series 2004-1, 4.58%, 01/15/21	245,510	248,500
CSX Transportation, Inc., 6.25%, 01/15/23	226,287	244,231
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	291,454	300,021
Series 2005, 5.08%, 01/02/29	560,928	588,651
Series 2006, 5.87%, 07/02/30	456,183	493,679
Total corporate bonds (cost $27,072,817)		26,977,134

MORTGAGE AND ASSET-BACKED SECURITIES - 25.7%
Asset-backed securities - 1.0%
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A, 2.02%, 09/25/19 (a)	1,155,000	1,153,684
Commercial mortgage-backed securities - 3.1%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	800,000	802,893
COMM Mortgage Trust, Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	629,996	639,174
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	890,449	892,345
Series 2013-GC14, Class AAB, 3.82%, 08/10/46	355,000	359,671
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	955,000	934,143
Federal agency mortgage-backed obligations - 21.6%
Fannie Mae Pool,
Series 1313, Class MA, 2.00%, 01/01/23	302,024	294,002
Series 1671, Class AM, 2.10%, 12/01/27	990,256	926,430
Series 2182, Class AM, 2.16%, 01/01/23	1,288,704	1,238,520
Series 2822, Class AB, 2.50%, 03/01/26	248,662	243,450
Series 5796, Class AN, 3.03%, 06/01/27	355,000	342,692
Series 6090, Class AB, 2.50%, 09/01/22	312,587	309,214
Series 8539, Class AL, 4.50%, 01/01/27	10,135	10,212
Series 8744, Class AB, 2.00%, 03/01/23	124,538	120,309
Series 8874, Class AB, 2.00%, 04/01/23	126,206	122,844
Series 9180, Class AB, 2.00%, 05/01/23	374,904	364,917
Series 9550, Class AL, 2.50%, 07/01/25	382,599	379,524
Series 387770, 3.63%, 07/01/28	455,000	458,097
Series 465468, 3.33%, 07/01/20	301,311	302,494
TBA, 3.00%, 09/15/48	5,895,000	5,676,355
TBA, 3.50%, 09/15/48	5,990,000	5,929,744
Fannie Mae-Aces,
Series 2013-M14, Class A, 1.70%, 08/25/18	223,884	223,502
Series 2014-M13, Class AB2, VR, 2.95%, 08/25/24	253,047	247,615
Series 2015-M11, Class A1, 2.10%, 04/25/25	245,987	243,781
Series 2016-M2, Class ABV2, 2.13%, 01/25/23	522,611	501,648
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	1,080,000	1,042,512
Series 2016-M6, Class AB2, 2.40%, 05/25/26	1,005,000	939,383
Series 2016-M7, Class AV2, 2.16%, 10/25/23	2,495,000	2,388,963
Freddie Mac Gold Pool,
Series 14074, Class G, 4.50%, 08/01/18	2,281	2,300
Series 14075, Class G, 4.50%, 08/01/18	4,960	5,001
Series 14660, Class G, 2.00%, 01/01/28	1,069,738	1,020,327
Series 15226, Class G, 4.50%, 08/01/20	94,044	94,898
Freddie Mac REMIC,
Series 3609, Class LA, 4.00%, 12/15/24	19,449	19,512
Series 4233, Class MD, 1.75%, 03/15/25	59,232	58,973
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	1,373,499	1,315,864
Series 2583, Class AB, 2.14%, 08/15/23	622,673	598,723
Total mortgage and asset-backed securities (cost $30,803,157)		30,203,716

U.S. TREASURIES - 55.8%
U.S. Treasury Bonds,
2.75%, 08/15/47	11,255,000	10,539,692
2.75%, 11/15/47	1,770,000	1,657,024
U.S. Treasury Notes,
1.25%, 10/31/21	13,725,000	13,071,454
1.38%, 09/30/20	1,260,000	1,225,104
1.63%, 10/31/23	11,510,000	10,818,501
2.25%, 11/15/27	13,230,000	12,470,308
2.50%, 01/31/25	7,195,000	7,019,622
2.88%, 04/30/25	8,870,000	8,845,746
Total U.S. Treasuries (cost $66,721,599)		65,647,451

SHORT-TERM INVESTMENTS - 1.0%
Auto manufacturers - 1.0%
Ford Motor Credit Co. LLC, Commerical paper, 144A, 0.00%, 04/15/19 (a)	1,185,000	1,161,714
Total short-term investments (cost $1,159,114)		1,161,714
Total investment portfolio (cost $125,756,687) - 105.4%‡		123,990,015
Liabilities in excess of other assets - (5.4)%		(6,370,777)
Total net assets - 100.0%		$117,619,238

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At July 31, 2018, these securities aggregated $10,109,127 or 8.6% of the net assets of the Fund.

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect at period end.
REMIC - Real estate mortgage investment conduit

‡The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows+:
Cost of investments	$125,756,687
Gross unrealized appreciation	175,079
Gross unrealized depreciation	(1,941,751)
Net unrealized appreciation (depreciation)	$(1,766,672)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

Investment Portfolios
(UNAUDITED) | 07.31.2018
CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS - 20.3%	Principal Amount	Value
Airlines - 1.3%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$926,504	$957,450
Series 2013-1, Class A, 4.00%, 01/15/27	104,969	104,693
Series 2013-2, Class A, 4.95%, 07/15/24	1,342,793	1,380,472
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	788,042	856,010
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	2,513,021	2,615,552
US Airways, Pass Through Trust,
Series 2011-1, Class A, 7.13%, 04/22/25	811,788	899,380
Series 2012-1, Class A, 5.90%, 04/01/26	1,935,733	2,075,512
Auto manufacturers - 3.0%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19 (a)	1,780,000	1,751,223
144A, 2.00%, 08/03/18 (a)	4,350,000	4,349,945
144A, 2.30%, 01/06/20 (a)	4,830,000	4,761,280
144A, 3.35%, 05/04/21 (a)	6,340,000	6,306,535
Ford Motor Credit Co. LLC, 2.55%, 10/05/18	2,800,000	2,800,140
Banks - 6.4%
Bank of America Corp., 3.50%, 04/19/26	3,060,000	2,965,323
Bank of America NA, 2.05%, 12/07/18	1,490,000	1,488,541
Citibank NA, 3.40%, 07/23/21	4,950,000	4,945,456
JPMorgan Chase & Co.,
2.55%, 03/01/21	2,835,000	2,783,314
2.75%, 06/23/20	2,445,000	2,427,045
(3 Month LIBOR USD + 0.55%), 2.88%, 03/09/21	7,145,000	7,168,293
3.25%, 09/23/22	1,780,000	1,768,288
UBS AG, 144A, 2.45%, 12/01/20 (a)	2,600,000	2,542,800
U.S. Bank NA, 3.15%, 04/26/21	6,660,000	6,640,725
Wells Fargo & Co.
2.60%, 07/22/20	3,877,000	3,835,429
(3 Month LIBOR USD + 1.23%), 3.57%, 10/31/23	6,390,000	6,527,385
Chemicals - 0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	1,950,000	1,920,548
Consumer finance - 1.5%
Ally Financial, Inc., 3.25%, 11/05/18	2,440,000	2,438,170
American Express Co., 2.20%, 10/30/20	3,230,000	3,157,985
American Express Credit Corp.,
1.88%, 05/03/19	1,920,000	1,910,052
2.60%, 09/14/20	2,915,000	2,881,701
Diversified telecommunication services - 0.5%
AT&T, Inc.,
3.80%, 03/01/24	1,445,000	1,431,023
4.25%, 03/01/27	2,170,000	2,147,365
Food products - 0.1%
Campbell Soup Co., (3 Month LIBOR USD + 0.63%), 2.97%, 03/15/21	545,000	545,838
Health care equipment & supplies - 0.1%
Abbott Laboratories, 2.35%, 11/22/19	503,000	499,871
Health care providers & services - 0.4%
CVS Health Corp., 3.70%, 03/09/23	2,750,000	2,732,783
Insurance - 5.7%
American International Group, Inc., 6.40%, 12/15/20	3,175,000	3,396,732
Jackson National Life Global Funding, (3 Month LIBOR USD + 0.30%), 144A, 2.64%, 04/27/20 (a)	12,265,000	12,264,507

MassMutual Global Funding II, 144A, 1.95%, 09/22/20 (a)	5,920,000	5,757,243
Metropolitan Life Global Funding I,
144A, 1.35%, 09/14/18 (a)	7,520,000	7,511,137
(3 Month LIBOR USD + 0.23%), 144A, 2.57%, 01/08/21 (a)	7,515,000	7,520,778
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20 (a)	2,050,000	2,026,841
Oil, gas & consumable fuels - 0.3%
Energy Transfer Partners LP, 4.05%, 03/15/25	2,205,000	2,152,337
Tobacco - 0.6%
Philip Morris International, Inc., 2.00%, 02/21/20	4,130,000	4,069,187
Transportation - 0.1%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	374,559	389,074
Series 2005-4, 4.97%, 04/01/23	355,680	368,535
Total corporate bonds (cost $137,042,487)		137,072,498

MORTGAGE AND ASSET-BACKED SECURITIES - 23.2%
Asset-backed securities - 0.8%
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A, 2.02%, 09/25/19 (a)	4,165,000	4,160,255
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	362,384	195,636
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	815,429	795,462
Commercial mortgage-backed securities - 3.1%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,600,000	5,620,249
COMM Mortgage Trust, Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	3,999,973	4,058,248
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	4,728,752	4,738,819
Series 2013-GC14, Class AAB, 3.82%, 08/10/46	2,235,000	2,264,410
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	4,075,000	3,986,002
Federal agency mortgage-backed obligations - 19.3%
Fannie Mae Pool,
Series 1313, Class MA, 2.00%, 01/01/23	1,315,053	1,280,121
Series 1500, Class MA, 2.00%, 07/01/23	1,148,148	1,124,323
Series 1671, Class AM, 2.10%, 12/01/27	1,918,621	1,794,959
Series 2182, Class AM, 2.16%, 01/01/23	6,602,949	6,345,817
Series 2822, Class AB, 2.50%, 03/01/26	518,550	507,683
Series 5796, Class AN, 3.03%, 06/01/27	2,045,000	1,974,100
Series 6090, Class AB, 2.50%, 09/01/22	1,491,735	1,475,637
Series 8539, Class AL, 4.50%, 01/01/27	44,698	45,040
Series 8744, Class AB, 2.00%, 03/01/23	547,076	528,499
Series 8874, Class AB, 2.00%, 04/01/23	554,145	539,382
Series 9180, Class AB, 2.00%, 05/01/23	1,752,018	1,705,345
Series 9550, Class AL, 2.50%, 07/01/25	1,808,928	1,794,391
Series 387770, 3.63%, 07/01/28	2,495,000	2,511,984
Series 465468, 3.33%, 07/01/20	642,079	644,601
Series 466284, 3.33%, 10/01/20	3,256,363	3,273,778
Series 466319, 3.23%, 11/01/20	3,160,983	3,171,767
TBA, 3.00%, 09/15/48	34,950,000	33,653,709
TBA, 3.50%, 09/15/48	31,800,000	31,480,108
Fannie Mae-Aces,
Series 2013-M14, Class A, 1.70%, 08/25/18	508,828	507,960
Series 2014-M13, Class AB2, VR, 2.95%, 08/25/24	1,251,176	1,224,320
Series 2015-M11, Class A1, 2.10%, 04/25/25	803,872	796,662
Series 2016-M2, Class ABV2, 2.13%, 01/25/23	2,045,556	1,963,504
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	4,145,000	4,001,123
Series 2016-M6, Class AB2, 2.40%, 05/25/26	4,655,000	4,351,070
Series 2016-M7, Class AV2, 2.16%, 10/25/23	9,610,000	9,201,579
Freddie Mac Gold Pool,
Series 14074, Class G, 4.50%, 08/01/18	10,010	10,093

Series 14075, Class G, 4.50%, 08/01/18	21,759	21,940
Series 14660, Class G, 2.00%, 01/01/28	5,721,690	5,457,408
Series 15226, Class G, 4.50%, 08/01/20	414,486	418,248
Freddie Mac REMIC,
Series 3609, Class LA, 4.00%, 12/15/24	91,898	92,194
Series 4233, Class MD, 1.75%, 03/15/25	175,012	174,247
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	7,548,372	7,231,628
Series 2583, Class AB, 2.14%, 08/15/23	1,611,918	1,549,921
Total mortgage and asset-backed securities (cost $159,090,980)		156,672,222

U.S. TREASURIES - 61.3%
U.S. Treasury Bonds,
2.75%, 08/15/47	62,865,000	58,869,634
2.75%, 11/15/47	9,010,000	8,434,909
U.S. Treasury Notes,
1.25%, 10/31/21	88,555,000	84,338,260
1.63%, 10/31/23	94,810,000	89,113,994
2.25%, 11/15/27	89,705,000	84,553,970
2.50%, 01/31/25	40,170,000	39,190,856
2.88%, 04/30/25	50,305,000	50,167,447
Total U.S. Treasuries (cost $423,088,692)		414,669,070

SHORT-TERM INVESTMENTS - 1.0%
Auto manufacturers - 1.0%
Ford Motor Credit Co. LLC, Commerical paper, 144A, 0.00%, 04/15/19 (a)	6,995,000	6,857,541
Total short-term investments (cost $6,842,194)		6,857,541
Total investment portfolio (cost $726,064,353) - 105.8%‡		715,271,331
Liabilities in excess of other assets - (5.8)%		(38,961,325)
Total net assets- 100.0%		$676,310,006

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At July 31, 2018, these securities aggregated $65,810,085 or 9.7% of the net assets of the Fund.

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect at period end.
REMIC - Real estate mortgage investment conduit
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of July 31, 2018.

‡The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows+:
Cost of investments	$726,064,353
Gross unrealized appreciation	1,803,887
Gross unrealized depreciation	(12,596,909)
Net unrealized appreciation (depreciation)	$(10,793,022)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

CARILLON REAMS CORE PLUS BOND FUND
FUTURES CONTRACTS - LONG

Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at July 31, 2018	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	September 2018	1,065	$127,327,734	$127,184,297	$(143,437)

FUTURES CONTRACTS - SHORT

Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Euro-Bond Futures^	September 2018	(815)	$(152,625,035)	$(153,988,283)	$(1,363,248)

Total futures contracts					$(1,506,685)

^ Euro-Bond futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at July 31, 2018 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of July 31, 2018.

There is $140,737 of variation margin due from the Fund to the broker as of July 31, 2018.

CARILLON REAMS CORE PLUS BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS

Exchange	Reference Entity	Buy/Sell(b) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(c)	Value (d)	Premiums Paid(Received)	Unrealized Appreciation (Depreciation)

Intercontinental Exchange	CDX North America High Yield Index Series 30	Sell	Receive	5%/Quarterly	6/20/2023	$10,060,000	$763,438	$582,104	$181,334
Total swap contracts						$10,060,000	$763,438	$582,104	$181,334

There is $15,169 of variation margin due from the broker to the Fund as of July 31, 2018.

(b)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(c)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Investment Portfolios
(UNAUDITED) | 07.31.2018
CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS - 23.6%	Principal Amount	Value
Aerospace & defense - 1.0%
General Dynamics Corp., 2.88%, 05/11/20	$13,045,000	$13,018,205
Airlines - 1.1%
American Airlines, Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	2,119,148	2,178,611
Continental Airlines, Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	1,767,414	1,865,505
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	3,321,339	3,456,850
US Airways, Pass Through Trust,
Series 2010-1, Class A, 6.25%, 10/22/24	4,808,910	5,143,129
Series 2012-1, Class A, 5.90%, 04/01/26	2,672,003	2,864,948
Auto manufacturers - 5.2%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19 (a)	5,150,000	5,066,742
144A, 2.30%, 01/06/20 (a)	8,650,000	8,526,930
144A, 3.10%, 05/04/20 (a)	12,005,000	11,933,428
144A, 3.35%, 05/04/21 (a)	15,050,000	14,970,560
Ford Motor Credit Co. LLC,
2.43%, 06/12/20	8,440,000	8,280,756
2.55%, 10/05/18	5,690,000	5,690,285
2.94%, 01/08/19	8,500,000	8,508,840
General Motors Financial Co., Inc., 3.55%, 04/09/21	7,735,000	7,713,497
Banks - 6.1%
Citigroup, Inc., (3 Month LIBOR USD + 0.95%), 3.29%, 07/24/23	11,970,000	12,043,459
JPMorgan Chase & Co.,
2.75%, 06/23/20	5,485,000	5,444,721
(3 Month LIBOR USD + 0.55%), 2.88%, 03/09/21	24,075,000	24,153,484
UBS AG, 144A, 2.45%, 12/01/20 (a)	5,755,000	5,628,390
U.S. Bank NA, 3.15%, 04/26/21	15,830,000	15,784,187
Wells Fargo & Co.,
2.55%, 12/07/20	6,005,000	5,905,876
(3 Month LIBOR USD + 1.23%), 3.57%, 10/31/23	13,305,000	13,591,057
Capital markets - 0.2%
The Goldman Sachs Group, Inc., 2.75%, 09/15/20	2,750,000	2,723,210
Chemicals - 0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	3,895,000	3,836,171
Consumer finance - 2.0%
Ally Financial, Inc., 3.25%, 11/05/18	9,325,000	9,318,006
American Express Co., 2.20%, 10/30/20	6,450,000	6,306,193
American Express Credit Corp.,
1.70%, 10/30/19	5,500,000	5,418,954
2.60%, 09/14/20	6,435,000	6,361,491
Diversified financial services - 1.0%
AIG Global Funding,
144A, 1.95%, 10/18/19 (a)	8,255,000	8,137,869
(3 Month LIBOR USD + 0.48%), 144A, 2.82%, 07/02/20 (a)	4,770,000	4,780,945
Food products - 0.1%
Campbell Soup Co., (3 Month LIBOR USD + 0.63%), 2.97%, 03/15/21	1,280,000	1,281,967
Health care equipment & supplies - 0.9%
Abbott Laboratories, 2.35%, 11/22/19	1,227,000	1,219,367
Becton Dickinson and Co.,
2.13%, 06/06/19	4,855,000	4,819,160
2.40%, 06/05/20	6,700,000	6,587,099
Health care providers & services - 0.5%
CVS Health Corp., 3.70%, 03/09/23	6,340,000	6,300,307

Insurance - 4.7%
Jackson National Life Global Funding, (3 Month LIBOR USD + 0.30%), 144A, 2.64%, 04/27/20 (a)	29,145,000	29,143,829
MassMutual Global Funding II, 144A, 1.95%, 09/22/20 (a)	12,055,000	11,723,575
Metropolitan Life Global Funding I, (3 Month LIBOR USD + 0.23%), 144A, 2.57%, 01/08/21 (a)	17,830,000	17,843,710
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20 (a)	4,550,000	4,498,599
Oil, gas & consumable fuels - 0.5%
Energy Transfer Partners LP, 4.05%, 03/15/25	6,392,000	6,239,338
Total corporate bonds (cost $318,526,741)		318,309,250

MORTGAGE AND ASSET-BACKED SECURITIES- 9.1%
Asset-backed securities - 1.8%
Bank of The West Auto Trust, Series 2017-1, Class A2, 144A, 1.78%, 02/15/21 (a)	11,652,920	11,597,702
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A3, (1 Month LIBOR USD + 0.32%), 2.38%, 10/25/36	1,408,109	1,334,418
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A, 2.02%, 09/25/19 (a)	9,455,000	9,444,227
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	3,662,886	1,977,445
Commercial mortgage-backed securities - 5.0%
COMM Mortgage Trust, Series 2012-CCRE4, Class ASB, 2.44%, 10/17/45	8,708,127	8,579,417
GS Mortgage Securities Trust,
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	4,750,000	4,812,504
Series 2014-GC22, Class A3, 3.52%, 06/12/47	15,166,430	15,266,416
UBS Commercial Mortgage Trust, Series 2018-C11, Class A1, 3.21%, 06/16/51	5,030,000	5,019,828
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class ASB, 3.93%, 07/17/46	11,020,000	11,195,748
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class ASB, 2.45%, 12/15/45	5,799,307	5,715,558
Series 2013-C18, Class A3, 3.65%, 12/17/46	7,315,000	7,371,283
Series 2014-C21, Class A3, 3.43%, 08/16/47	9,870,000	9,892,480
Federal agency mortgage-backed obligations - 2.3%
Fannie Mae Pool,
Series 5796, Class AN, 3.03%, 06/01/27	4,095,000	3,953,027
Series 387770, 3.63%, 07/01/28	4,760,000	4,792,403
TBA, 3.00%, 09/15/48	23,465,000	22,594,687
Total mortgage and asset-backed securities (cost $124,439,081)		123,547,143

U.S. TREASURIES - 64.5%
U.S. Treasury Inflation Indexed Bonds, 1.00%, 02/15/48	14,206,842	14,435,070
U.S. Treasury Inflation Indexed Notes, 0.50%, 01/15/28	14,024,450	13,553,518
U.S. Treasury Bonds, 2.75%, 11/15/47	5,795,000	5,425,116
U.S. Treasury Notes,
1.25%, 10/31/21	171,945,000	163,757,462
1.88%, 02/28/22	26,650,000	25,809,901
2.00%, 12/31/21	140,225,000	136,593,391
2.25%, 08/15/27	51,525,000	48,644,833
2.25%, 11/15/27	279,570,000	263,516,565
2.75%, 02/28/25	76,095,000	75,348,912
2.75%, 02/15/28	127,900,000	125,656,754
Total U.S. Treasuries (cost $891,542,544)		872,741,522

SHORT-TERM INVESTMENTS - 2.5%
Auto manufacturers - 2.5%
Ford Motor Credit Co. LLC, Commerical paper, 144A, 0.00%, 04/15/19 (a)	34,000,000	33,331,866
Total short-term investments (cost $33,257,270)		33,331,866
Total investment portfolio (cost $1,367,765,636) - 99.7%‡		1,347,929,781
Other assets in excess of liabilities - 0.3%		4,631,085
Total net assets - 100.0%		$1,352,560,866

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At July 31, 2018, these securities aggregated $176,628,372 or 13.1% of the net assets of the Fund.

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect at period end.
TBA - To-be-announced security. Securities are being used in dollar roll transactions.

‡The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows+:
Cost of investments	$1,367,765,636
Gross unrealized appreciation	2,345,753
Gross unrealized depreciation	(22,181,608)
Net unrealized appreciation (depreciation)	$(19,835,855)

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's federal income tax information, please refer to the October 31, 2017 Annual Report.

CARILLON REAMS UNCONSTRAINED BOND FUND
FUTURES CONTRACTS - LONG

Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at July 31, 2018	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	September 2018	1,765	$200,758,294	$199,665,625	$(1,092,669)
10-Year U.S. Treasury Note	September 2018	1,075	129,304,730	128,378,516	(926,214)

FUTURES CONTRACTS - SHORT

Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Euro-Bond Futures^	September 2018	(2,260)	$(423,198,237)	$(427,010,454)	$(3,812,217)

Total futures contracts					$(5,831,100)

^ Euro-Bond futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at July 31, 2018 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of July 31, 2018.

There is $297,681 of variation margin due from the Fund to the broker as of July 31, 2018.

CARILLON REAMS UNCONSTRAINED BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS

Exchange	Reference Entity	Buy/Sell(b) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(c)	Value(d)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North America High Yield Index Series 30	Sell	Receive	5%/Quarterly	6/20/2023	$21,450,000	$1,627,809	$1,241,167	$386,642
Total swap contracts						$21,450,000	$1,627,809	$1,241,167	$386,642

There is $32,343 of variation margin due from the broker to the Fund as of July 31, 2018.

(b)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(c)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Financial Statements
(UNAUDITED) | 07.31.2018

Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. Each Fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.
Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.
For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board of Trustees (“Board”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”), comprised of certain officers of the Carillon Series Trust (“Trust”) and other employees of Carillon Tower Advisers, Inc. (“Carillon Tower”), the Funds’ investment adviser. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Carillon Tower checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Carillon Tower compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Carillon Tower documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and a Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•
Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds, short-term securities (investments that have a maturity date of 60 days or less), commercial paper and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services.  Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. In accordance with SEC guidance, before using certain evaluated prices from a Pricing Service to determine the fair value of a Fund’s securities, Carillon Tower or the Valuation Committee shall, as appropriate, consider the inputs, methods, models, and assumptions used by the Pricing Service to determine the evaluated prices, and how those inputs, methods, models and assumptions are affected, if at all, as market conditions change. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Futures and Options | Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. As of July 31, 2018, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures. None of the Funds held options as of July 31, 2018.

•
Credit default swaps | Credit default swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. As of July 31, 2018, only the Core Plus Bond Fund and Unconstrained Bond Fund held credit default swaps.

Notes to Financial Statements
(UNAUDITED) | 07.31.2018

•
Investment companies and exchange-traded funds (ETFs) | Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.  Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2018:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Capital Appreciation Fund
Common stocks (a)	$484,892,057	$—	$—
Total investment portfolio	$484,892,057	$—	$—
International Stock Fund
Common stocks (a):
Australia	$—	$735,089	$—
Belgium	—	221,234	—
Denmark	—	223,274	—
Finland	—	86,340	—
France	—	1,423,426	—
Germany	—	1,649,697	—
Hong Kong	—	134,995	—
Israel	—	293,991	—
Italy	—	585,921	—
Japan	—	5,865,398	—
Netherlands	254,984	462,146	—
Norway	—	126,774	—
Singapore	—	434,596	—
Spain	—	391,907	—
Sweden	—	700,423	—
Switzerland	—	2,682,191	—
United Kingdom	—	2,986,664	—
Preferred stocks:
Germany	—	211,656	—
Exchange traded funds	199,752	—	—
Total investment portfolio	$454,736	$19,215,722	$—
Tactical Allocation Fund
Exchange traded funds	$16,417,742	$—	$—
Total investment portfolio	$16,417,742	$—	$—
Growth & Income Fund
Common stocks (a)	$585,948,763	$—	$—
Total investment portfolio	$585,948,763	$—	$—
Mid Cap Growth Fund
Common stocks (a)	$4,219,006,864	$—	$—
Total investment portfolio	$4,219,006,864	$—	$—

Notes to Financial Statements
(UNAUDITED) | 07.31.2018

Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Small Cap Growth Fund
Common stocks (a)	$5,303,847,802	$—	$—
Contingent value rights	—	—	242,594
Total investment portfolio	$5,303,847,802	$—	$242,594
International Fund
Common stocks (a):
Australia	$9,951,924	$66,566,483	$—
Canada	16,948,755	—	—
Denmark	16,194,511	8,832,934	—
France	—	82,067,816	—
Germany	30,946,198	73,679,125	—
Hong Kong	—	11,536,611	—
Ireland	15,116,046	13,064,415	—
Japan	—	136,128,261	—
Mexico	40,720,894	—	—
Norway	—	18,048,726	—
Singapore	—	15,358,988	—
South Africa	—	8,551,388	—
Spain	—	17,734,710	—
Sweden	—	34,001,087	—
Switzerland	29,523,639	70,286,616	—
Taiwan	—	24,405,225	—
United Kingdom	43,412,526	74,050,964	—
United States	49,339,029	—	—
Preferred stocks:
Colombia	15,248,685	—	—
Germany	14,995,793	19,037,807	—
Total investment portfolio	$282,398,000	$673,351,156	$—
Mid Cap Fund
Common stocks (a)	$2,326,754,735	$—	$—
Total investment portfolio	$2,326,754,735	$—	$—
Small Cap Fund
Common stocks (a)	$330,772,948	$—	$—
Total investment portfolio	$330,772,948	$—	$—
Core Bond Fund
Corporate bonds (a)	$—	$26,977,134	$—
Mortgage and asset-backed securities	—	30,203,716	—
U.S. Treasuries	—	65,647,451	—
Short-term investments	—	1,161,714	—
Total investment portfolio	$—	$123,990,015	$—
Core Plus Bond Fund
Corporate bonds (a)	$—	$137,072,498	$—
Mortgage and asset-backed securities	—	156,672,222	—
U.S. Treasuries	—	414,669,070	—
Short-term investments	—	6,857,541	—
Total investment portfolio	$—	$715,271,331	$—
Futures contracts - long (b)	$(143,437)	$—	$—
Futures contracts - short (b)	$(1,363,248)	$—	$—
Credit default swaps	$—	$763,438	$—

Notes to Financial Statements
(UNAUDITED) | 07.31.2018

Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Unconstrained Bond Fund
Corporate bonds (a)	$—	$318,309,250	$—
Mortgage and asset-backed securities	—	123,547,143	—
U.S. Treasuries	—	872,741,522	—
Short-term investments	—	33,331,866	—
Total investment portfolio	$—	$1,347,929,781	$—
Futures contracts - long (b)	$(2,018,883)	$—	$—
Futures contracts - short (b)	$(3,812,217)	$—	$—
Credit default swaps	$—	$1,627,809	$—

(a)	Please see the investment portfolio for detail by industry.
(b)	Amounts presented for the Futures Contracts represent total unrealized appreciation (depreciation) as of July 31, 2018.

Each Fund recognizes transfers between levels at the end of the reporting period. During the period from November 1, 2017 to July 31, 2018, there were no transfers in or out of Levels 1, 2, or 3.

The following is a reconciliation of Level 3 securities held by the Small Cap Growth Fund as of July 31, 2018 for which significant unobservable inputs were used to determine fair value:

Small Cap Growth Fund	Common Stocks	Contingent Value Rights
Balance as of October 31, 2017	$14,746,830	$242,594
Purchases	—	—
Sales	(14,746,830)	—
Change in unrealized appreciation (depreciation)	—	—
Balance as of July 31, 2018	$—	$242,594

The Funds’ policy for disclosing the valuation techniques and significant unobservable inputs for Level 3 assets and liabilities is to provide such disclosures when aggregate exposure to Level 3 investments exceeds 1.00% of net asset value. At July 31, 2018, the Level 3 investments within the Fund did not exceed such threshold and therefore have not been disclosed.

Common stocks | On August 29, 2017, Thermo Fisher Scientific, Inc. acquired 95.3% of the outstanding Patheon N.V. ordinary shares, and Patheon N.V. was no longer exchange traded and was delisted. The Fund’s position in Patheon N.V. was sold during the period from November 1, 2017 to July 31, 2018 and is no longer held by the Fund. The Fund recognized realized gains of $2,604,859 from the sale of Patheon N.V.

Contingent value rights | The contingent value rights (“CVR”) were acquired as a result of Dyax Corp. (which was a portfolio holding of the Fund) being acquired by Shire PLC. In exchange for the Fund’s shares in Dyax Corp., the Fund received cash consideration from Shire PLC as well as the CVR.

Derivatives | The following disclosure provides certain information about the Funds’ derivative and hedging activities.

•
Forward currency contracts | Each of the Funds’ policies, except Small Cap Growth, Core Bond, International, Mid Cap, and Small Cap, permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. As of July 31, 2018, none of the Funds held forward contracts.

•
Credit default swap contracts | The International Stock, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity, manage the duration of the Funds’ portfolios and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional value of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.”

Notes to Financial Statements
(UNAUDITED) | 07.31.2018

•
Futures contracts | Each of the Funds’ policies, except Small Cap Growth, International, Mid Cap, and Small Cap, permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.”

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Carillon Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Carillon Series Trust that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits
(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Carillon Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CARILLON SERIES TRUST
Date: September 21, 2018
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
CARILLON SERIES TRUST
Date: September 21, 2018
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer
Date: September 21, 2018
/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer